Financial Instruments - Summary of Changes in Consolidated Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Debt at beginning of year	$ 6,228	$ 6,971	$ 7,379
Proceeds from new debt instruments	5,048	2,938	2,006
Debt repayments	(5,497)	(3,840)	(2,420)
Foreign currency translation and accretion effects	(250)	159	6
Debt at end of year	$ 5,529	$ 6,228	$ 6,971